Investment Strategy - VanEck Copper and Green Metals ETF	May 01, 2025
Prospectus [Line Items]
Strategy [Heading]	The fifth sentence of the first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following language:
Strategy Narrative [Text Block]
“Green metals” are metals, such as copper and certain rare earth and strategic metals, used in the applications, products and processes that enable the energy transition from fossil fuels to cleaner energy sources and technologies.

The second sentence of the first paragraph of the section entitled “MVIS Global Clean-Tech Metals Index" in the Prospectus will be deleted in its entirety and replaced with the following:
“Green metals” are metals, such as copper and certain rare earth and strategic metals, used in the applications, products and processes that enable the energy transition from fossil fuels to cleaner energy sources and technologies.